Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,090,915	$ 5,744,643
Containers, accumulated depreciation	(1,674,907)	(1,619,591)
Containers, net book value	4,416,008	4,125,052
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	6,080,198	5,740,717
Containers, accumulated depreciation	(1,674,527)	(1,619,304)
Containers, net book value	4,405,671	4,121,413
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	10,717	3,926
Containers, accumulated depreciation	(380)	(287)
Containers, net book value	$ 10,337	$ 3,639